Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Components of income before income taxes
U.S.	$ 153,546	$ 137,667	$ 127,567
Foreign	24,119	29,159	25,321
Income Before Income Taxes	$ 177,665	$ 166,826	$ 152,888